Jul-21-03 11:23am From- T-429 P.003/003 F-653

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

JUL 21 2003

03027944

1-31737

July 21, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 29 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GULF POWER COMPANY, Series H 5.25% Senior Notes due July 15, 2033 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 21, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]